UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Core Municipal Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 91.35%
Alabama - 2.74%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,147	0.46%
5.00%, 05/01/17	1,000	1,178	0.47
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,117	0.85
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,231	0.89
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	167	0.07

		6,840	2.74

Alaska - 0.04%
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	104	0.04

		104	0.04

Arizona - 3.71%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 0.93%, 02/01/421	140	130	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.09
Arizona Water Infrastructure Fin. Auth., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/11	100	101	0.04
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,130	0.45
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12 @ 100), 5.00%, 07/01/251	100	104	0.04
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,137	0.46
5.00%, 07/01/20	2,800	3,127	1.25
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	139	0.06
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,171	1.27

		9,256	3.71

California - 6.96%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,523	0.61
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110	0.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	137	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	851	0.34
California Muni. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,065	0.43
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 10/03/11 @ 100), 1.10%, 09/01/211	500	500	0.20
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 08/01/11 @ 100), 1.30%, 08/01/24	500	500	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,363	0.95
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	107	0.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,265	0.91
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	112	0.05
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,033	0.41
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	104	0.04
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	712	0.29
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	111	0.04
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.795%, 07/01/191	100	81	0.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,145	0.86
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	104	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	2,000	2,145	0.86
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	190	0.08
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	627	0.25
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	114	0.05
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	103	0.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	116	0.05
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	217	0.09

		17,340	6.96

Colorado - 1.70%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	213	0.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	339	0.14
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	164	0.07
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	138	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,261	0.91
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,123	0.45

		4,238	1.70

Connecticut - 0.04%
State of Connecticut, Misc. Rev. Ref. Bonds, Series C, 5.00%, 10/01/11	100	101	0.04

		101	0.04

District of Columbia - 1.24%
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,661	1.07
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	211	0.08
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	225	0.09

		3,097	1.24

Florida - 14.75%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/13	850	894	0.36
5.00%, 06/01/16	635	688	0.28
5.25%, 06/01/17	3,000	3,262	1.31
6.00%, 06/01/16	300	338	0.14
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117	0.05
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	112	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,112	0.45
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,364	0.55
5.00%, 11/15/17	2,000	2,276	0.91
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	105	0.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,237	0.50
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	319	0.13
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	116	0.05
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	985	1,068	0.43
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,345	1,457	0.58
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	650	705	0.28
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	164	0.07
5.00%, 07/01/15	1,400	1,558	0.62
5.00%, 07/01/16	2,000	2,239	0.90
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	661	0.27
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	599	0.24
5.00%, 07/01/16	2,000	2,322	0.93
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,627	0.65
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,048	0.42
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,120	0.45
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	105	0.04
5.00%, 01/15/20	300	344	0.14
5.00%, 01/15/23	300	333	0.13
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	215	0.09
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,052	0.82
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	207	0.08
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	204	0.08
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,504	0.60
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	445	0.18
3.00%, 07/01/16	2,050	2,135	0.86
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	107	0.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	105	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	105	0.04
5.00%, 10/01/17	1,000	1,176	0.47
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	221	0.09
Saint Johns County School Board, School Imps. Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	206	0.08
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	290	0.12
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	506	0.20

		36,768	14.75

Georgia - 4.49%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/381	1,100	1,114	0.45
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	355	0.14
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,423	0.57
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,079	0.83
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	212	0.09
Georgia Higher Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, 6.00%, 06/15/28	300	319	0.13
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 06/01/12	600	623	0.25
5.00%, 03/01/16	1,000	1,173	0.47
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	104	0.04
5.00%, 06/01/18	400	475	0.19
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	115	0.05
Main Street Natural Gas Inc., Energy Res. Auth. Imps. Rev. Bonds, Series B, 5.00%, 03/15/12	125	128	0.05
Milledgeville & Baldwin County Dev. Auth., College & Univ. Imps. Rev. Bonds (Escrowed to Maturity), 4.50%, 09/01/11	375	376	0.15
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	$1,143	0.46%
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	568	0.23
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series D, 4.00%, 01/01/12	300	305	0.12
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	106	0.04
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	563	0.23

		11,181	4.49

Hawaii - 0.50%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	715	0.29
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	500	533	0.21

		1,248	0.50

Illinois - 4.74%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	108	0.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,805	0.72
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,098	0.44
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	211	0.09
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	304	0.12
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	185	200	0.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	113	0.05
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 08/15/11	100	100	0.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.70%, 08/15/12	50	50	0.02
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	252	0.10
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	90	93	0.04
4.10%, 07/01/13	315	329	0.13
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,111	0.45
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,183	0.88
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	104	0.04
5.375%, 06/01/13	100	107	0.04
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,369	0.55
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,168	0.87
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	104	0.04

		11,809	4.74

Indiana - 0.91%
Indiana Bond Bank, Misc. Rev. Ref. Bonds, Series A, 5.50%, 08/01/11	100	100	0.04
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.50%, 11/15/11	100	101	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	106	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,477	0.59
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	300	316	0.13
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	172	0.07

		2,272	0.91

Iowa - 0.14%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	357	0.14

		357	0.14

Kansas - 0.05%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	116	0.05

		116	0.05

Kentucky - 1.04%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.773%, 05/01/201	1,400	1,402	0.56
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,080	1,178	0.48

		2,580	1.04

Louisiana - 0.71%
City of Baton Rouge, Sales Tax Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/11	200	200	0.08
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	336	0.13
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	244	0.10
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.83%, 05/01/431	1,000	1,002	0.40

		1,782	0.71

Maryland - 0.09%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	115	0.05
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	104	0.04

		219	0.09

Massachusetts - 2.44%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	188	0.07
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	116	0.05
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,066	0.43
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,095	0.44
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,285	0.52
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	113	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,121	0.45
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	107	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	880	890	0.36
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	113	0.04

		6,094	2.44

Michigan - 2.52%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	500	511	0.20
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	105	0.04
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,784	0.71
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,311	0.53
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	322	0.13
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	102	0.04
5.00%, 04/01/16	150	176	0.07
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	221	0.09
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,640	0.66
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	115	0.05

		6,287	2.52

Minnesota - 0.43%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	995	1,071	0.43

		1,071	0.43

Mississippi - 1.00%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,235	2,502	1.00

		2,502	1.00

Missouri - 0.16%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	72	0.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	210	0.08
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	120	0.05

		402	0.16

Nebraska - 0.48%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,209	0.48

		1,209	0.48

Nevada - 3.14%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	115	0.05
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	374	0.15
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,597	0.64
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, Series E-2, 5.00%, 07/01/12	2,000	2,085	0.84
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,188	0.88
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,460	0.58

		7,819	3.14

New Jersey - 4.03%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,090	0.44
5.00%, 12/15/17	2,000	2,280	0.91
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	113	0.05
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	107	0.04
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,117	0.45
5.00%, 12/01/17	1,420	1,591	0.64
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	561	0.22
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	877	0.35
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,311	0.93

		10,047	4.03

New Mexico - 0.55%
Albuquerque Muni. School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (St. Aid Withhldg. Insured), 4.00%, 08/01/11	100	100	0.04
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.896%, 12/01/281	1,280	1,283	0.51

		1,383	0.55

New York - 5.95%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,355	0.94
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	112	0.05
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,382	0.55
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,105	0.84
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,281	0.92
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	114	0.05
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	222	0.09
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,626	1.05
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 02/15/16	300	349	0.14
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,146	0.46
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,138	0.86

		14,830	5.95

North Carolina - 1.65%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	126	0.05
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	230	0.09
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	198	0.08
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,889	1.16
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	107	0.04
5.00%, 03/01/17	300	354	0.14
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	207	0.09

		4,111	1.65

Ohio - 3.22%
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,138	0.46
5.00%, 09/01/19	2,000	2,267	0.91
5.00%, 09/01/20	1,030	1,149	0.46
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,068	0.43
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	100	0.04
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,760	0.71
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	535	0.21

		8,017	3.22

Oklahoma - 0.09%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	212	0.09

		212	0.09

Oregon - 0.45%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,113	0.45

		1,113	0.45

Pennsylvania - 3.34%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,397	1.37
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	227	0.09
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	101	0.04
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,767	0.71
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	102	0.04
5.00%, 03/01/14	200	223	0.09
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,942	0.78
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	328	0.13
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	228	0.09

		8,315	3.34

Puerto Rico - 0.10%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	106	0.05
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	131	0.05

		237	0.10

South Carolina - 1.32%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	324	0.13
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
3.50%, 08/01/13	125	130	0.05
5.00%, 08/01/18	1,025	1,083	0.43
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	128	0.05
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,511	0.61
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.05

		3,287	1.32

Tennessee - 0.54%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	142	0.06
5.00%, 12/01/18	100	119	0.05
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	1,000	1,086	0.43

		1,347	0.54

Texas - 8.04%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	156	0.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,781	0.71
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,358	0.95
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	105	0.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	118	0.05
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	112	0.05
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,821	0.73
4.00%, 12/01/16	955	1,087	0.44
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	107	0.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	526	0.21
5.00%, 11/15/18	275	324	0.13
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	104	0.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.725%, 07/01/311	300	300	0.12
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	115	0.05
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	111	0.05
5.00%, 05/15/18	1,000	1,157	0.46
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	114	0.05
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	116	0.05
6.00%, 01/01/21	100	113	0.05
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	107	0.04
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	108	0.04
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,630	1.06
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	107	0.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	177	0.07
5.00%, 02/15/14	100	109	0.04
5.00%, 08/15/23	100	105	0.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,600	0.64
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,746	0.70
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	965	969	0.39
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/16	650	756	0.30
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	676	0.27
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	105	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	110	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	113	0.05

		20,043	8.04

Utah - 0.13%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	111	0.04
5.00%, 07/01/16	200	221	0.09

		332	0.13

Virginia - 0.78%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	240	0.10
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	292	0.12
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	210	0.08
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	105	0.04
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	1,000	1,000	0.40
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	108	0.04

		1,955	0.78

Washington - 3.71%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,286	0.92
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	110	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	112	0.05
5.00%, 07/01/15	500	549	0.22
5.00%, 07/01/17	1,000	1,121	0.45
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,350	1,597	0.64
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	167	0.07
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,727	0.69
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	108	0.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	102	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E (NATL-RE Insured), 5.00%, 01/01/14	100	111	0.05
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,248	0.50

		9,238	3.71

Wisconsin - 3.43%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,288	0.52
State of Wisconsin, Cash Flow Mgmt. General Fund Rev. Notes, 2.00%, 06/15/12	6,000	6,093	2.45
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured), 5.00%, 05/01/18	700	823	0.33
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	227	0.09
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	109	0.04

		8,540	3.43

Total bonds & notes (cost: $222,211)		227,699	91.35

Short-term securities - 8.86%
Albermarle County Econ. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 0.24%, 03/01/391	1,000	1,000	0.40
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.30%, 11/01/261	500	500	0.20
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.22%, 09/02/311	1,600	1,600	0.64
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-4, 0.16%, 04/01/381	1,800	1,800	0.73
Colorado Educ. & Cultural Facs. Auth., Econ. Imps. Misc. Rev. Bonds:1
0.20%, 07/01/29	1,900	1,900	0.77
0.20%, 06/01/37	1,300	1,300	0.52
0.23%, 09/01/37	800	800	0.32
Fairfax County Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-2, 0.20%, 05/15/351	1,590	1,590	0.64
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:1
0.21%, 08/01/43	1,800	1,800	0.72
0.20%, 08/01/43	600	600	0.24
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.20%, 08/15/441	1,000	1,000	0.40
Indiana Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.24%, 10/01/401	1,400	1,400	0.56
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.20%, 08/15/331	800	800	0.32
Montana Fac. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.20%, 12/01/251	900	900	0.36
Nebraska Educ. Fin. Auth., College & Univ. Rev. Ref. Bonds, 0.20%, 07/01/351	1,400	1,400	0.56
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.23%, 06/01/311	1,100	1,100	0.44
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.18%, 07/01/431	1,200	1,200	0.48
Ohio State Water Dev. Auth., Ind. Rev. Ref. Bonds, 0.24%, 12/01/331	700	700	0.28
Pinellas County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.25%, 11/01/381	700	700	0.28

Total short-term securities (cost: $22,090)		22,090	8.86

Total investment securities (cost: $244,301)		249,789	100.21
Other assets less liabilities		(518)	(0.21)

Net assets		$249,271	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Short-Term Municipal Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 79.05%
Alabama - 1.68%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,148	0.85%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,115	0.83

		2,263	1.68

Arizona - 3.17%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	403	0.30
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	100	109	0.08
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,705	2.01
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,043	0.78

		4,260	3.17

California - 5.50%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	480	0.36
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,148	0.85
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	645	0.48
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	347	0.26
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	532	0.40
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	509	0.38
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	600	643	0.48
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/15	1,000	1,121	0.83
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/14	1,000	1,116	0.83
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	851	0.63

		7,392	5.50

Colorado - 2.97%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	104	0.08
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 01/01/15	1,000	1,114	0.83
5.00%, 07/01/391	1,000	1,125	0.84
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	555	0.41
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,092	0.81

		3,990	2.97

Connecticut - 0.36%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	487	0.36

		487	0.36

District of Columbia - 0.98%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	110	0.08
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,103	0.82
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	104	0.08

		1,317	0.98

Florida - 10.97%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,064	0.79
5.00%, 06/01/16	750	813	0.61
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	406	0.30
5.00%, 11/15/15	750	843	0.63
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,464	1.09
5.00%, 10/01/17	450	530	0.39
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	267	0.20
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,592	1.19
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A, 5.00%, 05/01/311	1,000	1,078	0.80
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	650	703	0.52
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	350	380	0.28
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,614	1.20
5.00%, 07/01/16	190	213	0.16
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	324	0.24
Florida State Board of Edu., G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 06/01/14	935	1,049	0.78
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	450	514	0.38
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,120	0.83
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	105	0.08
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	104	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	564	0.42

		14,747	10.97

Georgia - 1.92%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	569	0.42
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 4.00%, 01/01/14	1,000	1,068	0.80
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	20	20	0.02
State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	704	0.52
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	217	0.16

		2,578	1.92

Hawaii - 0.09%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	114	0.09

		114	0.09

Illinois - 7.19%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	364	0.27
4.00%, 01/01/16	1,000	1,082	0.81
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	493	0.37
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	356	0.26
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,518	1.13
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,084	0.81
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	784	0.58
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	109	0.08
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,131	0.84
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,179	0.88
State of Illinois, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	40	41	0.03
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,518	1.13

		9,659	7.19

Indiana - 0.18%
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	237	0.18

		237	0.18

Kansas - 0.37%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	260	0.20
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	233	0.17

		493	0.37

Kentucky - 2.29%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.773%, 05/01/201	1,555	1,557	1.16
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	390	425	0.31
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,101	0.82

		3,083	2.29

Louisiana - 1.87%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,750	1,898	1.41
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	108	0.08
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.83%, 05/01/431	500	501	0.38

		2,507	1.87

Massachusetts - 1.44%
Commonwealth of Massachusetts, G.O. Misc. Taxes Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	109	0.08
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	113	0.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	500	579	0.43
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	650	0.48
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	114	0.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	253	0.19
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	113	0.08

		1,931	1.44

Michigan - 2.05%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	511	0.38
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,159	0.86
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,090	0.81

		2,760	2.05

Minnesota - 0.53%
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	713	0.53

		713	0.53

Nebraska - 0.50%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	625	672	0.50

		672	0.50

Nevada - 2.27%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	345	0.26
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	507	0.37
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,203	1.64

		3,055	2.27

New Jersey - 4.02%
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,143	0.85
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	113	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	531	0.40
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,095	0.81
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	558	0.42
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	337	0.25
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	471	0.35
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,156	0.86

		5,404	4.02

New Mexico - 0.99%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.896%, 12/01/281	1,325	1,328	0.99

		1,328	0.99

New York - 5.23%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,154	0.86
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,150	0.85
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A, 4.00%, 11/15/14	1,000	1,101	0.82
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	454	0.34
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	214	0.16
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, Series B, 5.25%, 07/01/321	1,000	1,086	0.81
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	374	0.28
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,500	1.11

		7,033	5.23

North Carolina - 1.21%
City of Fayetteville, Multiple Util. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/14	100	111	0.08
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	159	0.12
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	425	478	0.36
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	623	0.46
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	259	0.19

		1,630	1.21

Ohio - 1.24%
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,107	0.82
5.00%, 09/01/15	500	562	0.42

		1,669	1.24

Oklahoma - 0.47%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	135	0.10
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.83%, 01/01/231	495	491	0.37

		626	0.47

Pennsylvania - 2.69%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,133	0.84
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	860	0.64
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	250	0.19
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	259	0.19
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,113	0.83

		3,615	2.69

South Carolina - 0.56%
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	128	0.10
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	512	0.38
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.08

		751	0.56

Tennessee - 0.08%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	114	0.08

		114	0.08

Texas - 7.95%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	209	0.16
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	106	0.08
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	527	0.39
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	875	998	0.74
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.725%, 07/01/311	200	200	0.15
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	334	0.25
5.00%, 05/15/15	500	568	0.42
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	111	0.08
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.00%, 08/31/11	2,500	2,504	1.86
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	739	0.55
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	500	550	0.41
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,125	0.84
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	320	322	0.24
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	215	0.16
5.00%, 03/15/15	715	817	0.61
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	261	0.20
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,093	0.81

		10,679	7.95

Virginia - 0.30%
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	105	0.08
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	300	300	0.22

		405	0.30

Washington - 4.34%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	558	0.41
5.00%, 07/01/15	1,250	1,372	1.02
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	828	0.62
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	552	0.41
5.00%, 12/01/15	1,000	1,165	0.87
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	715	0.53
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	600	647	0.48

		5,837	4.34

Wisconsin - 3.64%
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	4,000	4,062	3.02
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	829	0.62

		4,891	3.64

Total bonds & notes (cost: $104,086)		106,240	79.05

Short-term securities - 25.10%
Breckinridge County Kentucky Rev. Bonds, 0.20%, 02/01/321	2,200	2,200	1.64
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.18%, 09/01/381	2,000	2,000	1.49
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.23%, 04/01/421	490	490	0.36
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.23%, 04/01/331	300	300	0.22
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.30%, 11/01/261	500	500	0.37
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.18%, 11/01/261	500	500	0.37
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.22%, 09/02/311	2,200	2,200	1.64
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E-2, 0.19%, 08/01/201	800	800	0.60
City of Quincy Illinois, Health Care Facs. Rev. Ref Bonds, 0.22%, 11/15/291	1,300	1,300	0.97
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.20%, 09/01/331	1,740	1,740	1.29
Colorado Educ. & Cultural Facs. Auth., Rec. Rev. Ref. Bonds, 0.20%, 07/01/361	1,100	1,100	0.82
County of Christian Kentucky, Public Imps. Lease Rev. Bonds, Series A, 0.20%, 06/01/381	1,345	1,345	1.00
Gainesville & Hall County Hospital Auth., Georgia, Health Care Facs. Rev. Ref. Bonds, Series A, 0.24%, 05/15/261	2,215	2,215	1.65
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.20%, 08/01/431	1,600	1,600	1.19
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.20%, 11/01/351	1,300	1,300	0.97
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.20%, 02/15/351	675	675	0.50
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.20%, 08/15/331	600	600	0.45
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.26%, 07/01/341	1,400	1,400	1.04
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series U-6C, 0.18%, 10/01/421	900	900	0.67
Massachusetts Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series R, 0.15%, 11/01/491	700	700	0.52
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B-1, 0.18%, 10/01/351	1,000	1,000	0.74
Montana Fac. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.20%, 12/01/251	2,700	2,700	2.01
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.24%, 07/01/381	1,280	1,280	0.95
Nebraska Educ. Fin. Auth., College & Univ. Rev. Ref. Bonds, 0.28%, 07/01/351	1,200	1,200	0.89
Ohio St. Water Dev. Auth., Ind. Rev. Ref. Bonds, Series B, 0.24%, 12/01/331	400	400	0.30
Orange County School Board, Certs. of Part. Lease Ref. Bonds, Series E, 0.24%, 08/01/221	1,200	1,200	0.89
Syracuse Ind. Dev. Agcy. New York, College & Univ. Imps. Rev. Bonds, Series A-1, 0.28%, 07/01/371	990	990	0.74
Utah Transit Auth., Transit Imps. Sales Tax Rev. Bonds, Sub-Series B, 0.23%, 06/15/361	1,100	1,100	0.82

Total short-term securities (cost: $33,735)		33,735	25.10

Total investment securities (cost: $137,821)		139,975	104.15
Other assets less liabilities		(5,582)	(4.15)

Net assets		$134,393	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 90.34%
California - 87.91%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,523	1.00%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	218	0.14
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	450	464	0.31
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	635	0.42
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,183	0.78
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/24	800	859	0.57
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	114	0.08
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 02/01/21	550	631	0.42
5.00%, 10/01/21	700	746	0.49
5.00%, 11/01/21	525	550	0.36
5.50%, 04/01/29	300	312	0.21
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	563	0.37
5.00%, 01/01/18	125	149	0.10
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 01/01/24	100	112	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	313	0.21
5.00%, 10/01/22	770	826	0.54
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	104	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	1,275	1,356	0.89
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	100	101	0.07
5.00%, 11/15/21	1,000	1,045	0.69
5.375%, 07/01/21	1,500	1,561	1.03
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	328	0.22
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,532	1.01
5.00%, 11/15/20	500	564	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	224	0.15
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	110	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109	0.07
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	202	0.13
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	207	0.14
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	127	0.08
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	103	0.07
4.50%, 10/01/26	100	102	0.07
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113	0.07
5.00%, 02/01/19	100	112	0.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,349	0.89
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	265	271	0.18
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 10/03/11 @ 100), 1.10%, 09/01/211	1,750	1,751	1.15
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 09/01/11 @ 100), 1.625%, 02/01/191	1,390	1,391	0.92
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 08/01/11 @ 100), 1.30%, 08/01/24	650	650	0.43
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101), 5.375%, 05/01/22	100	105	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.50%, 05/01/15	875	918	0.60
5.50%, 05/01/16	125	131	0.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,501	0.99
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	235	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,366	1.56
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	118	0.08
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	266	0.18
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	232	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	591	0.39
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	113	0.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	11	0.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,140	0.75
5.00%, 12/01/23	200	224	0.15
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	219	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	214	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	212	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,496	0.98
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,266	0.83
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,483	0.98
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	226	0.15
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	213	0.14
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,086	0.71
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,732	1.80
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	104	0.07
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	363	0.24
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	1,800	1,933	1.27
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,263	0.83
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	515	0.34
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	549	0.36
5.00%, 07/01/16	100	110	0.07
5.00%, 11/01/19	1,000	1,100	0.72
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	927	0.61
5.00%, 06/15/13	2,100	2,265	1.49
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	109	0.07
Carlsbad Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 4.125%, 08/01/11	100	100	0.07
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	263	0.17
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,069	1.36
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	567	0.37
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	224	0.15
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	218	0.14
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	500	0.33
4.375%, 09/02/21	700	699	0.46
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	115	0.08
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,350	0.89
5.00%, 05/15/20	500	584	0.38
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,122	0.74
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,136	0.75
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.08
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	106	0.07
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,008	0.66
4.00%, 09/01/16	1,000	1,021	0.67
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	780	0.51
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	288	0.19
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,119	0.74
County of Alameda, Certs. of Part. Lease Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	202	0.13
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	228	0.15
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	523	0.34
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	109	0.07
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	113	0.07
Eastern Muni. Water Dist., Water Util. Imps. Rev. Certs. of Part. Bonds, Series H, 5.00%, 07/01/33	100	101	0.07
Escondido Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 09/01/11	110	110	0.07
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,451	0.96
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	163	0.11
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	43	0.03
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	117	0.08
5.25%, 11/01/25	100	107	0.07
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	771	0.51
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	118	0.08
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	113	0.07
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	109	0.07
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,187	0.78
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	210	0.14
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	987	0.65
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	792	0.52
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	273	0.18
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	356	0.23
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	592	0.39
5.25%, 07/01/23	200	224	0.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	231	0.15
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	109	0.07
5.00%, 08/01/26	100	107	0.07
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	109	0.07
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	2,035	2,218	1.46
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	52	0.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	222	0.15
5.00%, 07/01/24	100	109	0.07
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	112	0.07
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/20	1,000	1,201	0.79
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/20	200	217	0.14
5.00%, 07/01/15	500	580	0.38
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	279	0.18
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	108	0.07
5.00%, 01/01/27	200	217	0.14
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	106	0.07
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	461	0.30
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	434	0.29
Mountain View Shoreline Regional Park Community, Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	446	0.29
5.00%, 08/01/20	375	395	0.26
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	176	0.12
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	106	0.07
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	854	0.56
5.00%, 07/01/23	745	806	0.53
5.50%, 07/01/21	1,000	1,149	0.76
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	231	0.15
5.00%, 07/01/19	200	230	0.15
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	93	0.06
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	103	0.07
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	106	0.07
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	131	0.09
5.00%, 08/15/17	1,000	1,072	0.71
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series O (NATL-RE Insured), 5.25%, 08/15/13	200	200	0.13
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	969	0.64
5.00%, 07/01/20	700	785	0.52
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	620	0.41
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	885	0.58
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	441	0.29
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	230	0.15
5.00%, 05/15/22	100	112	0.07
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.50%, 05/15/14	1,000	1,104	0.73
5.125%, 05/15/29	100	106	0.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	109	0.07
4.00%, 08/01/20	100	107	0.07
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	591	0.39
5.00%, 07/01/22	800	920	0.61
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,537	1.67
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	108	0.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	452	0.30
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	330	0.22
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	944	0.62
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	104	0.07
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	274	0.18
5.00%, 08/01/18	275	283	0.19
5.25%, 08/01/19	290	298	0.20
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	491	0.32
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	379	0.25
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,143	0.75
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	52	0.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	437	0.29
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	814	0.54
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	307	0.20
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	103	0.07
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	615	0.40
4.25%, 09/01/21	1,560	1,530	1.01
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
08/15/15	900	972	0.64
08/15/20	1,000	1,019	0.67
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/141	1,300	1,288	0.85
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 07/01/20	1,550	1,798	1.18
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	535	0.35
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/16	1,500	1,741	1.15
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	108	0.07
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	136	0.09
5.25%, 07/01/14	1,175	1,328	0.87
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	307	0.20
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,042	1.34
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	115	0.08
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	328	0.22
5.25%, 02/01/14	400	434	0.29
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	3,033	2.00
State of California, G.O. General Fund Ref. Notes:
5.00%, 03/01/12	140	144	0.09
5.00%, 04/01/15	500	567	0.37
5.00%, 08/01/20	375	419	0.28
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	102	0.07
State of California, G.O. Housing Imps. Prop. Tax Bonds, 5.125%, 11/01/11	100	101	0.07
State of California, G.O. Prop. Tax Ref. Bonds, 5.25%, 10/01/20	650	749	0.49
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	112	0.07
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	119	0.08
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	300	309	0.20
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,224	1.46
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,267	1.49
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,227	0.81
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,118	0.74
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	331	0.22
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	112	0.07
5.00%, 01/01/22	1,000	1,091	0.72
5.25%, 01/01/24	100	108	0.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	571	0.38
5.00%, 01/01/22	700	770	0.51
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	705	0.46
3.00%, 01/01/13	1,000	1,032	0.68
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	140	0.09
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	214	0.14
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	560	0.37
5.00%, 05/15/20	500	586	0.39
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	203	0.13

		133,558	87.91

District of Columbia - 0.08%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	117	0.08

		117	0.08

Florida - 0.34%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	522	0.34

		522	0.34

Georgia - 0.07%
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	100	106	0.07

		106	0.07

Iowa - 0.07%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	108	0.07

		108	0.07

Michigan - 0.07%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	103	0.07

		103	0.07

Puerto Rico - 1.73%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,578	1.04
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,059	0.69

		2,637	1.73

Texas - 0.07%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	109	0.07

		109	0.07

Total bonds & notes (cost: $134,743)		137,260	90.34

Short-term securities - 13.56%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.23%, 10/01/361	1,830	1,830	1.21
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.23%, 10/01/261	1,800	1,800	1.19
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.18%, 09/01/381	3,030	3,030	1.99
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.23%, 04/01/421	2,200	2,200	1.45
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.23%, 12/01/361	1,000	1,000	0.66
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.18%, 11/01/261	900	900	0.59
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.24%, 08/15/271	1,000	1,000	0.66
California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.23%, 07/01/341	1,040	1,040	0.68
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.22%, 09/02/311	2,100	2,100	1.38
Irvine Ranch Water Dist., G.O. Water Util. Imps. Prop. Tax Rev. Bonds, Series B, 0.18%, 10/01/411	2,900	2,900	1.91
Irvine Ranch Water Dist., Water Util. Imps. Prop. Tax Rev. Bonds, 0.22%, 04/01/331	400	400	0.26
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-1, 0.17%, 07/01/231	1,400	1,400	0.92
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.18%, 07/01/231	1,000	1,000	0.66

Total short-term securities (cost: $20,600)		20,600	13.56

Total investment securities (cost: $155,343)		157,860	103.90
Other assets less liabilities		(5,931)	(3.90)

Net assets		$151,929	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital California Short-Term Municipal Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 63.48%
California - 60.31%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$508	0.70%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	223	0.31
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	538	0.74
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	269	0.37
4.00%, 02/01/17	100	112	0.15
5.00%, 04/01/14	100	109	0.15
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	563	0.77
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 3.00%, 10/01/15	150	156	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	229	0.31
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	900	957	1.31
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/16	225	251	0.34
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	320	0.44
5.00%, 08/15/14	100	111	0.15
5.00%, 11/15/16	250	287	0.39
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	164	0.23
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	221	0.30
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109	0.15
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	100	101	0.14
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	500	506	0.70
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	415	0.57
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	523	0.72
5.875%, 05/01/16	100	105	0.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	262	0.36
5.50%, 05/01/16	400	420	0.58
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	614	0.84
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	500	507	0.70
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,166	1.60
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	427	0.59
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	573	0.79
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	437	0.60
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	100	113	0.16
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	537	0.74
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	574	0.79
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	426	0.59
5.00%, 07/01/14	650	714	0.98
5.00%, 11/01/15	300	334	0.46
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	254	0.35
5.00%, 06/15/13	1,020	1,100	1.51
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	563	0.77
5.00%, 10/01/16	500	567	0.78
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	360	0.49
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	159	0.22
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	458	0.63
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A:
2.00%, 10/01/11	400	401	0.55
3.50%, 10/01/13	500	531	0.73
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	835	1.15
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	137	0.19
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	349	0.48
5.00%, 11/01/18	425	492	0.68
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	215	0.29
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	920	1.26
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	745	1.02
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	218	0.30
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	485	0.67
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	217	0.30
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	103	0.14
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	556	0.76
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	113	0.16
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	110	0.15
5.00%, 07/01/15	200	232	0.32
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	341	0.47
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	397	0.55
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	206	0.28
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	531	0.73
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	283	0.39
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	400	429	0.59
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	113	0.16
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	285	0.39
5.00%, 07/01/17	300	343	0.47
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	553	0.76
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	1,005	1.38
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	206	0.28
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	345	0.47
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.00%, 05/15/12	200	206	0.28
4.50%, 05/15/14	500	552	0.76
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	131	0.18
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	227	0.31
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	549	0.75
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	106	0.15
5.00%, 11/01/13	400	441	0.61
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	115	0.16
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	306	0.42
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	104	0.14
4.00%, 07/15/13	125	132	0.18
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	846	1.16
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/141	675	669	0.92
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	248	0.34
5.00%, 07/01/16	200	232	0.32
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	167	0.23
5.00%, 07/01/17	775	905	1.24
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	558	0.77
5.00%, 07/01/16	500	580	0.80
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	105	0.14
5.25%, 07/01/13	225	246	0.34
5.25%, 07/01/14	600	678	0.93
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	284	0.39
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	567	0.78
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	1,003	1.38
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	567	0.78
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	284	0.39
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 06/01/15	200	228	0.31
5.00%, 05/01/16	620	694	0.95
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	224	0.31
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	103	0.14
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	667	0.92
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	784	1.08
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	565	0.78
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	112	0.15
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	343	0.47
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	234	0.32
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	104	0.14

		43,904	60.31

Florida - 2.04%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	108	0.15
Citizens Prop. Insurance Corp., Rev. Bonds, 1.73%, 06/01/141	700	704	0.97
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	672	0.92

		1,484	2.04

Louisiana - 0.37%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	250	271	0.37

		271	0.37

Mississippi - 0.76%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	495	554	0.76

		554	0.76

Total bonds & notes (cost: $45,496)		46,213	63.48

Short-term securities - 38.12%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.23%, 10/01/261	300	300	0.41
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 0.22%, 09/01/281	800	800	1.10
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.18%, 09/01/381	500	500	0.69
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.23%, 04/01/421	985	985	1.35
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.23%, 12/01/311	970	970	1.33
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.23%, 12/01/361	500	500	0.69
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.23%, 04/01/331	1,700	1,700	2.34
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.19%, 06/01/251	3,300	3,300	4.53
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds,
0.18%, 11/01/261	600	600	0.82
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds,
0.30%, 11/01/261	2,200	2,200	3.02
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.18%, 08/15/361	2,000	2,000	2.75
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 0.18%, 08/15/471	300	300	0.41
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.22%, 09/02/311	1,900	1,900	2.61
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.26%, 07/01/341	2,100	2,100	2.89
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.24%, 07/01/351	2,900	2,900	3.98
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-3, 0.24%, 07/01/231	700	700	0.96
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.18%, 07/01/231	2,600	2,600	3.57
State of California, G.O. General Fund School Imps. Bonds, 0.18%, 05/01/341	3,400	3,400	4.67

Total short-term securities (cost: $27,755)		27,755	38.12

Total investment securities (cost: $73,251)		73,968	101.60
Other assets less liabilities		(1,163)	(1.60)

Net assets		$72,805	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 96.64%
U.S. government & government agency bonds & notes - 46.95%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,045	0.77%
0.50%, 08/09/13	3,175	3,176	1.20
1.00%, 09/23/13	2,500	2,524	0.96
2.75%, 03/13/14	2,000	2,108	0.80
0.875%, 08/28/14	840	841	0.32
Federal Home Loan Banks:
1.125%, 05/18/12	4,000	4,026	1.52
1.75%, 08/22/12	835	848	0.32
Freddie Mac:
5.00%, 07/15/14	1,000	1,122	0.43
4.75%, 01/19/16	2,000	2,286	0.87
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,528	1,659	0.63
1.875%, 07/15/15	1,760	1,970	0.75
2.375%, 01/15/17	370	431	0.16
1.125%, 01/15/21	1,033	1,114	0.42
0.625%, 07/15/21	1,604	1,645	0.62
U.S. Treasury Notes:
1.375%, 01/15/13	9,750	9,902	3.75
1.75%, 04/15/13	3,000	3,072	1.16
0.75%, 09/15/13	3,155	3,180	1.20
3.125%, 09/30/13	3,000	3,177	1.20
1.25%, 02/15/14	7,500	7,654	2.90
2.375%, 09/30/14	10,000	10,548	3.99
2.375%, 10/31/14	455	480	0.18
4.00%, 02/15/15	2,500	2,785	1.05
2.625%, 02/29/16	5,000	5,324	2.02
7.25%, 05/15/16	545	698	0.26
1.50%, 06/30/16	3,750	3,779	1.43
1.50%, 07/31/16	5,000	5,031	1.90
4.625%, 02/15/17	4,000	4,655	1.76
4.50%, 05/15/17	12,485	14,465	5.47
8.75%, 05/15/17	490	684	0.26
1.875%, 08/31/17	6,375	6,410	2.43
3.875%, 05/15/18	1,000	1,121	0.42
2.375%, 05/31/18	3,820	3,899	1.48
4.00%, 08/15/18	4,000	4,514	1.71
3.625%, 02/15/20	320	348	0.13
3.50%, 05/15/20	6,100	6,551	2.48

Total U.S. government & government agency bonds & notes		124,072	46.95

Mortgage-backed obligations - 22.31%
Federal agency mortgage-backed obligations - 18.41%
Fannie Mae:
4.50%, 07/01/19	394	423	0.16
4.50%, 03/01/20	1,641	1,759	0.67
3.50%, 10/01/25	11,642	11,988	4.54
3.50%, 01/01/26	3,070	3,161	1.20
4.50%, 08/01/26 TBA	1,775	1,887	0.71
5.50%, 04/25/37	174	194	0.07
6.00%, 08/01/37	190	210	0.08
5.50%, 09/01/38	5,264	5,717	2.16
6.00%, 09/01/38	2,939	3,236	1.23
4.00%, 11/01/40	2,435	2,485	0.94
4.50%, 04/01/41	3,721	3,897	1.47
5.00%, 06/01/41	3,116	3,335	1.26
5.50%, 08/01/41 TBA	2,500	2,709	1.03
6.00%, 08/01/41 TBA	1,250	1,375	0.52
Freddie Mac:
3.974%, 01/25/211	510	530	0.20
6.00%, 02/15/37	151	170	0.06
Ginnie Mae:
4.50%, 10/20/39	1,745	1,861	0.70
4.50%, 01/20/40	293	312	0.12
4.00%, 11/15/40	718	744	0.28
4.00%, 07/15/41	2,577	2,670	1.01

		48,663	18.41

Commercial mortgage-backed securities - 3.90%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,330	1,398	0.53
5.54%, 09/11/41	250	275	0.10
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.22%, 07/15/441	1,035	1,136	0.43
5.617%, 10/15/48	500	543	0.21
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/462	1,685	1,741	0.66
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	376	0.14
JP Morgan Chase Commercial Mortgage Securities Corp, Series 144A, 3.673%, 02/16/462	500	518	0.20
JP Morgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	541	0.20
5.88%, 04/15/451	500	558	0.21
5.741%, 02/12/491	650	702	0.27
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,140	0.43
5.269%, 12/15/441	1,250	1,370	0.52

		10,298	3.90

Total mortgage-backed obligations		58,961	22.31

Corporate bonds & notes - 25.43%
Banks - 5.40%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,262	0.86
Bank of America Corp.:
3.75%, 07/12/16	700	704	0.27
5.00%, 05/13/21	250	248	0.09
Barclays Bank PLC, 2.50%, 01/23/13	560	570	0.22
BNP Paribas, 1.146%, 01/10/141	500	494	0.19
Citigroup, Inc.:
6.00%, 12/13/13	290	315	0.12
4.587%, 12/15/15	350	374	0.14
3.953%, 06/15/16	440	458	0.17
HSBC Bank PLC, Series 144A, 3.50%, 06/28/152	300	312	0.12
Intesa Sanpaolo SpA, Series 144A, 6.50%, 02/24/212	500	518	0.20
JP Morgan Chase & Co.:
0.997%, 05/02/141	600	598	0.23
3.40%, 06/24/15	200	208	0.08
4.625%, 05/10/21	250	255	0.10
Lloyds TSB Bank PLC, 6.375%, 01/21/21	500	528	0.20
Morgan Stanley:
2.25%, 03/13/12	1,110	1,124	0.42
3.80%, 04/29/16	640	645	0.24
5.75%, 01/25/21	250	264	0.10
Northern Trust Corp., 4.625%, 05/01/14	300	328	0.12
The Goldman Sachs Group, Inc.:
3.25%, 06/15/12	500	513	0.19
3.625%, 02/07/16	975	988	0.37
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	810	825	0.31
4.375%, 03/16/16	300	303	0.11
Wells Fargo & Co., 0.453%, 10/28/151	250	242	0.09
Wells Fargo & Co., Series I, 3.75%, 10/01/14	390	414	0.16
Westpac Banking Corp., 1.85%, 12/09/13	780	790	0.30

		14,280	5.40

Electric - 2.13%
Alabama Power Co., 4.85%, 12/15/12	420	443	0.17
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	263	0.10
Carolina Power & Light Co., 6.50%, 07/15/12	520	549	0.21
Consumers Energy Co., 5.65%, 09/15/18	355	407	0.15
Duke Energy Indiana, Inc., 3.75%, 07/15/20	300	308	0.12
Duke Energy Ohio, Inc., 2.10%, 06/15/13	710	727	0.27
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	346	0.13
Pacificorp, 5.65%, 07/15/18	735	857	0.32
Public Service Co. of Colorado, 3.20%, 11/15/20	300	297	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	250	289	0.11
4.00%, 03/15/16	385	410	0.16
The Cleveland Electric Illuminating Co., 8.875%, 11/15/18	40	53	0.02
Virginia Electric and Power Co., 5.40%, 04/30/18	601	693	0.26

		5,642	2.13

Oil & gas - 1.93%
Anadarko Petroleum Corp., 6.375%, 09/15/17	740	873	0.33
Apache Corp., 6.25%, 04/15/12	525	546	0.21
Chevron Corp., 3.95%, 03/03/14	815	882	0.33
Devon Energy Corp., 5.625%, 01/15/14	300	335	0.13
Husky Energy, Inc., 7.25%, 12/15/19	250	308	0.12
Shell International Finance BV:
4.00%, 03/21/14	350	378	0.14
3.10%, 06/28/15	600	641	0.24
Statoil ASA:
2.90%, 10/15/14	435	461	0.17
3.125%, 08/17/17	300	317	0.12
Total Capital Canada Ltd., 1.625%, 01/28/14	350	358	0.14

		5,099	1.93

Media - 1.74%
Comcast Corp.:
5.30%, 01/15/14	405	446	0.17
5.85%, 11/15/15	300	346	0.13
NBCUniversal Media LLC, Series 144A, 5.15%, 04/30/202	350	381	0.15
News America, Inc., 5.30%, 12/15/14	760	840	0.32
News America, Inc. Series 144A, 4.50%, 02/15/212	350	351	0.13
The Walt Disney Co.:
4.50%, 12/15/13	615	668	0.25
5.50%, 03/15/19	300	352	0.13
Time Warner Cable, Inc., 3.50%, 02/01/15	820	865	0.33
Time Warner, Inc., 5.875%, 11/15/16	300	348	0.13

		4,597	1.74

Diversified financial services - 1.69%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,268	0.86
General Electric Capital Corp.:
2.20%, 06/08/12	750	762	0.29
2.95%, 05/09/16	625	637	0.24
National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	600	603	0.23
Woodside Finance Ltd, Series 144A, 4.60%, 05/10/212	185	188	0.07

		4,458	1.69

Telecommunications - 1.65%
AT&T, Inc.:
5.875%, 02/01/12	535	549	0.21
4.95%, 01/15/13	300	318	0.12
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	546	0.21
Cisco Systems, Inc.:
0.499%, 03/14/141	200	201	0.08
2.90%, 11/17/14	810	858	0.32
5.50%, 02/22/16	350	405	0.15
France Telecom SA, 4.375%, 07/08/14	300	326	0.12
Verizon Communications, Inc., 4.90%, 09/15/15	350	394	0.15
Vodafone Group PLC:
5.00%, 09/15/15	300	337	0.13
5.625%, 02/27/17	375	430	0.16

		4,364	1.65

Pharmaceuticals - 1.64%
Abbott Laboratories, 4.125%, 05/27/20	300	318	0.12
AstraZeneca PLC, 5.90%, 09/15/17	355	424	0.16
Mckesson Corp., 3.25%, 03/01/16	785	829	0.31
Novartis Capital Corp.:
4.125%, 02/10/14	380	412	0.16
2.90%, 04/24/15	545	578	0.22
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	344	0.13
Pfizer, Inc.:
4.45%, 03/15/12	540	554	0.21
6.20%, 03/15/19	300	364	0.14
Sanofi-Aventis SA, 0.556%, 03/28/141	500	503	0.19

		4,326	1.64

Retail - 1.33%
Home Depot, Inc., 4.40%, 04/01/21	350	367	0.14
Lowe's Cos., Inc.:
5.40%, 10/15/16	605	708	0.27
4.625%, 04/15/20	350	383	0.15
McDonald's Corp., 4.30%, 03/01/13	525	555	0.21
Target Corp., 6.00%, 01/15/18	350	414	0.16
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	721	0.27
5.80%, 02/15/18	300	355	0.13

		3,503	1.33

Beverages - 1.10%
Anheuser-Busch InBev Worldwide, Inc.:
0.609%, 07/14/141	580	582	0.22
4.125%, 01/15/15	300	327	0.12
Pepsi Co., Inc.:
0.875%, 10/25/13	500	501	0.19
2.50%, 05/10/16	750	773	0.29
The Coca-Cola Co.:
3.625%, 03/15/14	360	386	0.15
1.50%, 11/15/15	350	352	0.13

		2,921	1.10

REITS - 0.82%
ERP Operating LP, 5.25%, 09/15/14	300	331	0.13
Kimco Realty Corp., 5.584%, 11/23/15	723	803	0.30
Prologis LP, 7.625%, 08/15/14	260	297	0.11
Simon Property Group LP:
4.20%, 02/01/15	300	323	0.12
5.25%, 12/01/16	365	408	0.16

		2,162	0.82

Computers - 0.77%
Hewlett-Packard Co.:
0.654%, 05/30/141	300	302	0.11
1.55%, 05/30/14	625	634	0.24
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	49	0.02
International Business Machines Corp.:
1.95%, 07/22/16	635	637	0.24
5.70%, 09/14/17	350	417	0.16

		2,039	0.77

Transportation - 0.67%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	667	0.25
3.60%, 09/01/20	300	299	0.12
Canadian National Railway Co.:
4.95%, 01/15/14	670	737	0.28
5.55%, 05/15/18	50	58	0.02

		1,761	0.67

Aerospace/defense - 0.64%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	566	0.21
4.40%, 02/15/20	15	16	0.01
United Technologies Corp.:
4.875%, 05/01/15	695	783	0.30
4.50%, 04/15/20	300	328	0.12

		1,699	0.64

Food - 0.58%
General Mills, Inc., 0.611%, 05/16/141	500	502	0.19
The Kroger Co.:
7.50%, 01/15/14	580	665	0.25
6.40%, 08/15/17	300	359	0.14

		1,526	0.58

Pipelines - 0.57%
Enbridge, Inc., 5.60%, 04/01/17	350	403	0.15
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	545	572	0.22
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	202	0.08
Williams Partners LP, 3.80%, 02/15/15	300	318	0.12

		1,495	0.57

Healthcare-services - 0.44%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	118	0.05
Unitedhealth Group, Inc., 4.70%, 02/15/21	300	323	0.12
WellPoint, Inc.:
7.00%, 02/15/19	330	403	0.15
4.35%, 08/15/20	300	315	0.12

		1,159	0.44

Miscellaneous manufacturing - 0.40%
Danaher Corp., 2.30%, 06/23/16	715	731	0.28
Honeywell International, Inc., 3.875%, 02/15/14	300	324	0.12

		1,055	0.40

Cosmetics/Personal Care - 0.29%
The Procter & Gamble Co., 1.80%, 11/15/15	765	774	0.29

		774	0.29

Insurance - 0.28%
Berkshire Hathaway, Inc., 0.696%, 02/11/131	730	735	0.28

		735	0.28

Environmental Control - 0.26%
Republic Services, Inc., 5.00%, 03/01/20	350	384	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	316	0.12

		700	0.26

Biotechnology - 0.25%
Biogen Idec, Inc., 6.00%, 03/01/13	625	668	0.25

		668	0.25

Auto Manufacturers - 0.23%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/142	300	305	0.12
Volkswagen International Finance NV, Series 144A, 0.856%, 04/01/141,2	300	301	0.11

		606	0.23

Mining - 0.22%
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	309	0.12
Teck Resources Ltd., 3.15%, 01/15/17	260	268	0.10

		577	0.22

Chemicals - 0.17%
Ei Du Pont De Nemours & Co., 0.667%, 03/25/141	440	443	0.17

		443	0.17

Healthcare-products - 0.11%
Johnson & Johnson, 0.348%, 05/15/141	300	301	0.11

		301	0.11

Internet - 0.10%
Google, Inc., 1.25%, 05/19/14	250	254	0.10

		254	0.10

Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	35	41	0.02

		41	0.02

Total corporate bonds & notes		67,185	25.43

Municipals - 1.02%
California Muni. Fin. Auth., Res. Recovery Rev. Imps. Bonds (Mandatory Put 10/03/11 @ 100), 1.10%, 09/01/211	850	850	0.32
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 11/01/11 @ 100), Series 144A, 1.125%, 08/01/241,2	250	250	0.09
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	730	761	0.29
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	312	0.12
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	529	0.20

Total municipals		2,702	1.02

Government & government agency bonds & notes outside the U.S. - 0.48%
European Investment Bank, 3.125%, 06/04/14	1,180	1,257	0.48

Total government & government agency bonds & notes outside the U.S.		1,257	0.48

Asset-backed obligations - 0.45%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	$75	$82	0.03%
AmeriCredit Automobile Receivables Trust, 5.56%, 06/06/14	97	100	0.04
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	955	961	0.36
Long Beach Auto Receivables Trust, 5.025%, 01/15/14	44	44	0.02

Total asset-backed obligations		1,187	0.45

Total bonds & notes (cost: $249,263)		255,364	96.64

Short-term securities - 6.79%
Ebay, Inc., 0.15%, 08/10/113	2,000	2,000	0.76
Falcon Asset Securitization Co. LLC, 0.16%, 10/12/113	1,000	1,000	0.38
Federal Home Loan Bank Discount Notes, 0.12%, 12/02/113	3,553	3,551	1.34
Federal National Mortgage Association Discount Notes, 0.135%, 10/26/113	5,200	5,198	1.97
Harvard University, 0.15%, 11/15/113	2,400	2,399	0.91
Paccar Financial Corp., 0.15%, 09/07/113	1,100	1,100	0.41
Variable Funding Capital Co. LLC, 0.17%, 10/25/113	2,000	1,999	0.76
Wal-Mart Stores, Inc., 0.04%, 08/08/113	700	700	0.26

Total short-term securities (cost: $17,947)		17,947	6.79

Total investment securities (cost: $267,210)		273,311	103.43
Other assets less liabilities		(9,066)	(3.43)

Net assets		$264,245	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2011.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At July 31, 2011, the aggregate market value of these securities amounted to $4,863,979, representing 1.84% of net assets of which $4,863,979 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Muni.	= Municipal
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Res.	= Resource
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Global Equity Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.39%
Information Technology - 14.71%
International Business Machines Corp.	7,950	$1,446	1.64%
Keyence Corp.	3,700	1,046	1.19
Google, Inc., Class A1	1,440	869	0.99
Oracle Corp.	27,300	835	0.95
Apple, Inc.1	1,950	761	0.86
Broadcom Corp., Class A1	20,100	745	0.85
Samsung Electronics Co. Ltd. (GDR)	2,600	693	0.79
Murata Manufacturing Co. Ltd.	9,400	612	0.69
Jack Henry & Associates, Inc.	18,400	533	0.61
Visa, Inc., Class A	6,200	530	0.60
QUALCOMM, Inc.	8,900	488	0.55
Premier Farnell PLC	136,800	436	0.50
Microchip Technology, Inc.	12,200	412	0.47
Trend Micro, Inc.	13,000	409	0.46
KLA-Tencor Corp.	9,700	386	0.44
Canon, Inc.	7,200	351	0.40
SAP AG	5,275	331	0.38
ASML Holding NV	8,950	321	0.36
Nintendo Co. Ltd.	2,000	319	0.36
Hitachi Ltd.	50,000	311	0.35
TE Connectivity Ltd.	6,300	217	0.25
Maxim Integrated Products, Inc.	8,600	197	0.22
Autonomy Corp. PLC1	6,500	179	0.20
Genpact Ltd.1	10,500	173	0.20
Nintendo Co. Ltd. (ADR)	7,200	144	0.16
Microsoft Corp.	4,500	123	0.14
Juniper Networks, Inc.1	3,800	89	0.10

		12,956	14.71

Industrials - 13.67%
FANUC Corp.	4,600	873	0.99
United Technologies Corp.	10,200	845	0.96
Bouygues SA	22,274	845	0.96
Illinois Tool Works, Inc.	16,900	842	0.96
Kurita Water Industries Ltd.	28,600	832	0.94
SMC Corp.	4,200	774	0.88
3M Co.	8,800	767	0.87
Cae, Inc.	48,400	633	0.72
Danaher Corp.	11,700	575	0.65
Siemens AG	3,900	501	0.57
Nielsen Holdings NV1	15,800	473	0.54
Schneider Electric SA	3,035	441	0.50
FedEx Corp.	4,900	426	0.48
JGC Corp.	12,000	375	0.43
Republic Services, Inc.	12,800	371	0.42
Emerson Electric Co.	7,500	368	0.42
Mitsubishi Corp.	13,400	359	0.41
Norfolk Southern Corp.	3,900	295	0.33
Union Pacific Corp.	2,800	287	0.33
General Electric Co.	15,300	274	0.31
Iron Mountain, Inc.	8,400	266	0.30
FirstGroup PLC	42,600	255	0.29
The Boeing Co.	2,700	190	0.22
Jacobs Engineering Group, Inc.1	4,400	172	0.19

		12,039	13.67

Financials - 12.28%
The Charles Schwab Corp.	90,100	1,345	1.53
The Goldman Sachs Group, Inc.	9,100	1,228	1.40
AIA Group Ltd.1	237,800	874	0.99
JPMorgan Chase & Co.	21,600	874	0.99
HSBC Holdings PLC	88,505	864	0.98
ICICI Bank Ltd. (ADR)	16,300	759	0.86
The Allstate Corp.	23,800	660	0.75
Standard Chartered PLC	19,000	486	0.55
Barclays PLC	132,600	485	0.55
BNP Paribas	7,040	460	0.52
DBS Group Holdings Ltd.	34,424	444	0.50
The Progressive Corp.	18,000	354	0.40
Lloyds Banking Group PLC1	371,100	264	0.30
Macquarie Group Ltd.	8,300	252	0.29
Bank of China Ltd., Class H1	456,000	210	0.24
Sun Hung Kai Properties Ltd.	13,000	198	0.22
Swire Pacific Ltd., Class A	12,500	176	0.20
BOC Hong Kong Holdings Ltd.	57,500	172	0.20
HDFC Bank Ltd. (ADR)	4,900	170	0.19
Sampo OYJ, Class A	5,400	165	0.19
The Bank of East Asia Ltd.	36,600	141	0.16
Wharf Holdings Ltd.	18,000	132	0.15
Aon Corp.	2,100	101	0.12

		10,814	12.28

Energy - 11.28%
Royal Dutch Shell PLC, Class A (ADR)	24,050	1,769	2.01
Schlumberger Ltd.	15,500	1,401	1.59
Cenovus Energy, Inc.	43,300	1,664	1.89
BG Group PLC	42,200	1,000	1.14
Encana Corp.	29,800	874	0.99
Noble Energy, Inc.	8,500	847	0.96
Halliburton Co.	8,900	487	0.55
Weatherford International Ltd.1	22,200	487	0.55
Chevron Corp.	3,950	411	0.47
Seadrill Ltd.	10,225	357	0.41
Reliance Industries Ltd., Series 144A (GDR)2	6,600	250	0.28
Imperial Oil Ltd.	5,000	220	0.25
Pengrowth Energy Corp.	12,600	164	0.19

		9,931	11.28

Consumer Discretionary - 10.29%
Comcast Corp., Class A	38,000	913	1.04
Target Corp.	15,700	808	0.92
Lowe's Cos., Inc.	37,200	803	0.91
Tiffany & Co.	7,500	597	0.68
Urban Outfitters, Inc.1	18,300	595	0.68
Hennes & Mauritz AB, Class B	17,179	587	0.67
Scripps Networks Interactive, Inc., Class A	10,200	473	0.54
The Home Depot, Inc.	12,000	419	0.48
Li & Fung Ltd.	182,000	303	0.34
Compagnie Financiere Richemont SA, Class A	4,442	288	0.33
Stanley Black & Decker, Inc.	4,200	276	0.31
Time Warner Cable, Inc.	3,600	264	0.30
Omnicom Group, Inc.	5,500	258	0.29
Television Broadcasts Ltd.	35,000	240	0.27
Bayerische Motoren Werke AG	2,000	201	0.23
Coach, Inc.	2,900	187	0.21
Daimler AG	2,550	186	0.21
Nordstrom, Inc.	3,500	176	0.20
The New York Times Co., Class A1	19,800	170	0.19
Shangri-La Asia Ltd.	64,000	165	0.19
SES SA	6,000	162	0.18
Strayer Education, Inc.	1,200	146	0.17
Denso Corp.	3,900	140	0.16
Discovery Communications, Inc., Class A1	3,500	139	0.16
International Game Technology	7,300	136	0.15
Best Buy Co., Inc.	4,800	132	0.15
Dixons Retail PLC1	548,000	127	0.14
The Walt Disney Co.	2,800	108	0.12
McDonald's Corp.	700	61	0.07

		9,060	10.29

Materials - 9.43%
Rio Tinto PLC	15,100	1,066	1.21
Allegheny Technologies, Inc.	15,800	919	1.04
Air Liquide SA	6,480	893	1.02
Newcrest Mining Ltd.	19,514	848	0.96
Monsanto Co.	11,200	823	0.93
Ecolab, Inc.	9,900	495	0.56
BHP Billiton Ltd.	10,566	481	0.55
Air Products & Chemicals, Inc.	5,200	461	0.52
Linde AG	2,380	428	0.49
Vulcan Materials Co.	10,800	370	0.42
Barrick Gold Corp.	6,900	329	0.37
Syngenta AG1	910	293	0.33
CRH PLC	11,450	225	0.26
Nucor Corp.	5,000	194	0.22
Israel Chemicals Ltd. (ADR)	11,600	194	0.22
Anglo American PLC	3,100	148	0.17
Inmet Mining Corp.	2,000	138	0.16

		8,305	9.43

Consumer Staples - 8.45%
Danone SA	15,692	1,123	1.27
Nestle SA	13,905	888	1.01
Tesco PLC	137,700	867	0.98
Pernod-Ricard SA	5,996	595	0.68
PepsiCo, Inc.	9,200	589	0.67
Tingyi (Cayman Islands) Holding Corp.	164,000	508	0.58
Kraft Foods, Inc., Class A	12,800	440	0.50
Ajinomoto Co., Inc.	30,000	372	0.42
Avon Products, Inc.	12,400	325	0.37
Philip Morris International, Inc.	4,200	299	0.34
Colgate-Palmolive Co.	2,700	228	0.26
Costco Wholesale Corp.	2,900	227	0.26
Imperial Tobacco Group PLC	6,350	221	0.25
Diageo PLC	10,000	204	0.23
Reckitt Benckiser Group PLC	3,500	198	0.22
L'Oreal SA	1,557	188	0.21
General Mills, Inc.	4,600	172	0.20

		7,444	8.45

Health Care - 7.63%
Shire PLC	36,100	1,256	1.43
Allergan, Inc.	10,900	886	1.01
Seattle Genetics, Inc.1	43,000	732	0.83
Bayer AG	9,040	726	0.83
Sonova Holding AG1	6,700	635	0.72
Novo Nordisk A/S, Class B	4,545	557	0.63
Novartis AG	9,000	554	0.63
Essilor International SA	4,845	389	0.44
Cerner Corp.1	5,800	386	0.44
Sysmex Corp.	9,300	356	0.40
Roche Holding AG	795	143	0.16
CSL Ltd.	2,850	96	0.11

		6,716	7.63

Telecommunication Services - 3.33%
Softbank Corp.	23,400	915	1.04
American Tower Corp., Class A1	12,300	646	0.73
Koninklijke KPN NV	31,075	444	0.50
Telstra Corp. Ltd.	114,300	376	0.43
Tele Norte Leste Participacoes SA (ADR)	20,600	288	0.33
Swisscom AG	370	178	0.20
Telus Corp.	1,600	84	0.10

		2,931	3.33

Utilities - 1.32%
Hong Kong & China Gas Co. Ltd.	213,800	525	0.60
National Grid PLC	42,700	419	0.47
GDF Suez	3,791	124	0.14
Edison International	2,600	99	0.11

		1,167	1.32

Total Common Stocks (cost: $82,580)		81,363	92.39

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 11.52%
Federal Home Loan Mortgage Corp. Discount notes:
0.10%, 10/04/113	$1,050	$1,050	1.19%
0.07%, 10/12/113	651	651	0.74
Federal National Mortgage Association Discount notes:
0.11%, 10/12/113	1,300	1,300	1.48
0.08%, 12/07/113	1,600	1,599	1.82
Harvard University, 0.15%, 11/15/113	1,600	1,599	1.82
Thunder Bay Funding LLC:
0.17%, 08/19/113	250	250	0.28
0.18%, 10/03/113	1,200	1,200	1.36
UBS Finance Delaware LLC, 0.12%, 08/01/113	1,500	1,500	1.70
Wal-Mart Stores, Inc., 0.04%, 08/08/113	1,000	1,000	1.13

Total short-term securities (cost: $10,149)		10,149	11.52

Total investment securities (cost: $92,729)		91,512	103.91
Other assets less liabilities		(3,445)	(3.91)

Net assets		$88,067	100.00%

1			Non-income producing security.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At July 31, 2011, the aggregate market value of these securities amounted to $249,414, representing 0.28% of net assets of which $249,414 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

ADR – American Depositary Receipts
GDR – Global Depositary Receipts

Capital Non-U.S. Equity Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.09%
Financials - 13.31%
AIA Group Ltd.1	240,800	$885	1.74%
HSBC Holdings PLC	85,463	834	1.64
DBS Group Holdings Ltd.	41,404	534	1.05
BNP Paribas	7,981	521	1.02
ICICI Bank Ltd. (ADR)	11,100	517	1.02
Standard Chartered PLC	19,300	494	0.97
Barclays PLC	117,600	430	0.84
Sampo OYJ, Class A	13,450	411	0.81
Macquarie Group Ltd.	10,925	331	0.65
Sun Hung Kai Properties Ltd.	18,000	274	0.54
Lloyds Banking Group PLC1	369,200	263	0.52
Australia & New Zealand Banking Group Ltd.	10,808	247	0.49
Wharf Holdings Ltd.	28,000	205	0.40
Bank of China Ltd., Class H1	381,000	175	0.34
Swire Pacific Ltd., Class A	10,500	148	0.29
The Bank of East Asia Ltd.	35,800	138	0.27
HDFC Bank Ltd. (ADR)	3,500	122	0.24
China Overseas Land & Investment Ltd.	50,000	112	0.22
BOC Hong Kong Holdings Ltd.	30,000	90	0.18
Itau Unibanco Holding SA (ADR)	2,000	41	0.08

		6,772	13.31

Information Technology - 12.57%
Keyence Corp.	3,500	990	1.94
Samsung Electronics Co. Ltd. (GDR)	3,394	905	1.78
Murata Manufacturing Co. Ltd.	11,400	742	1.46
SAP AG	10,706	671	1.32
Hitachi Ltd.	92,000	572	1.12
Canon, Inc.	9,600	468	0.92
ASML Holding NV	12,800	460	0.90
Nintendo Co. Ltd.	2,600	415	0.82
Trend Micro, Inc.	11,000	346	0.68
Premier Farnell PLC	106,200	338	0.66
Autonomy Corp. PLC1	8,600	237	0.47
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,900	147	0.29
Hamamatsu Photonics K.K.	2,400	108	0.21

		6,399	12.57

Industrials - 12.42%
Siemens AG	6,234	801	1.57
Kurita Water Industries Ltd.	24,800	721	1.42
SMC Corp.	3,900	719	1.41
Bouygues SA	17,825	676	1.33
JGC Corp.	21,000	656	1.29
FANUC Corp.	3,300	626	1.23
Schneider Electric SA	3,207	466	0.92
Mitsubishi Corp.	14,300	383	0.75
Cae, Inc.	29,100	381	0.75
Assa Abloy AB, Class B1	13,736	354	0.70
Andritz AG	3,040	296	0.58
FirstGroup PLC	25,300	151	0.30
Nidec Corp.	900	89	0.17

		6,319	12.42

Consumer Staples - 11.45%
Danone SA	14,162	1,013	1.99
Tesco PLC	152,800	962	1.89
Pernod-Ricard SA	7,802	775	1.52
Nestle SA	11,784	752	1.48
Diageo PLC	23,900	489	0.96
Tingyi (Cayman Islands) Holding Corp.	156,000	483	0.95
L'Oreal SA	3,711	448	0.88
Reckitt Benckiser Group PLC	6,100	346	0.68
Imperial Tobacco Group PLC	8,973	312	0.61
Ajinomoto Co., Inc.	20,000	248	0.49

		5,828	11.45

Health Care - 9.97%
Shire PLC	33,800	1,175	2.31
Bayer AG	9,991	803	1.58
Novo Nordisk A/S, Class B	5,609	687	1.35
Sonova Holding AG1	5,995	568	1.12
Essilor International SA	6,359	511	1.00
Novartis AG	7,560	466	0.91
Roche Holding AG	2,229	401	0.79
Sysmex Corp.	4,100	157	0.31
CSL Ltd.	3,675	124	0.24
Nakanishi, Inc.	900	94	0.18
Cochlear Ltd.	1,164	90	0.18

		5,076	9.97

Materials - 9.64%
Rio Tinto PLC	14,300	1,009	1.98
Syngenta AG1	2,308	742	1.46
Air Liquide SA	4,532	625	1.23
Newcrest Mining Ltd.	13,365	581	1.14
BHP Billiton Ltd.	11,759	535	1.05
Linde AG	2,258	405	0.80
Anglo American PLC	6,400	305	0.60
Inmet Mining Corp.	3,100	214	0.42
Barrick Gold Corp.	4,400	210	0.41
Israel Chemicals Ltd. (ADR)	11,600	194	0.38
CRH PLC	4,550	89	0.17

		4,909	9.64

Energy - 8.53%
BG Group PLC	49,300	1,169	2.29
Royal Dutch Shell PLC, Class A (ADR)	12,500	919	1.81
Cenovus Energy, Inc.	17,800	684	1.34
Encana Corp.	16,000	469	0.92
Seadrill Ltd.	12,344	431	0.85
Reliance Industries Ltd., Series 144A (GDR)2	10,373	392	0.77
Imperial Oil Ltd.	3,200	141	0.28
Pengrowth Energy Corp.	6,600	86	0.17
Enbridge, Inc.	1,600	53	0.10

		4,344	8.53

Consumer Discretionary - 7.32%
Compagnie Financiere Richemont SA, Class A	11,000	714	1.40
Hennes & Mauritz AB, Class B	13,173	450	0.88
Li & Fung Ltd.	174,000	289	0.57
Denso Corp.	8,000	286	0.56
Whitbread PLC	10,800	276	0.54
Bayerische Motoren Werke AG	2,529	254	0.50
Daimler AG	3,475	253	0.50
SES SA	8,972	243	0.48
Inditex SA	2,338	212	0.42
Lvmh Moet Hennessy Louis Vuitton SA	1,000	184	0.36
Television Broadcasts Ltd.	22,000	151	0.30
Virgin Media, Inc.	5,400	143	0.28
Shangri-La Asia Ltd.	36,000	93	0.18
GKN PLC	23,900	88	0.17
Li Ning Co. Ltd.	37,000	45	0.09
Dixons Retail PLC1	188,600	44	0.09

		3,725	7.32

Telecommunication Services - 4.85%
Softbank Corp.	25,300	989	1.94
Koninklijke KPN NV	36,200	517	1.02
Swisscom AG	562	271	0.53
Telstra Corp. Ltd.	75,359	248	0.49
Telus Corp.	4,200	221	0.44
Tele Norte Leste Participacoes SA (ADR)	15,800	221	0.43

		2,467	4.85

Utilities - 2.03%
Hong Kong & China Gas Co. Ltd.	194,000	477	0.94
National Grid PLC	42,900	420	0.82
GDF Suez	4,175	137	0.27

		1,034	2.03

Total Common Stocks (cost: $46,779)		46,873	92.09

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 7.56%
Coca-Cola Co., 0.16%, 09/20/113	$800	800	1.57
Federal Home Loan Mortgage Corp. Discount notes:3
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
0.06%, 09/19/11	$400	$400	0.79%
0.06%, 11/09/11	700	700	1.37
Federal National Mortgage Association Discount note, 0.08%, 10/19/113	501	501	0.98
Jupiter Securitization Co. LLC, 0.12%, 08/22/113	500	500	0.98
Paccar Financial Corp., 0.09%, 08/10/113	950	950	1.87

Total short-term securities (cost: $3,851)		3,851	7.56

Total investment securities (cost: $50,630)		50,724	99.65
Other assets less liabilities		176	0.35

Net assets		$50,900	100.00%

1			Non-income producing security.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At July 31, 2011, the aggregate market value of these securities amounted to $391,996, representing 0.77% of net assets of which $391,996 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

ADR – American Depositary Receipts
GDR – Global Depositary Receipts

Capital U.S. Equity Fund
Schedule of Investments
at July 31, 2011 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.14%
Information Technology - 16.78%
International Business Machines Corp.	9,500	$1,728	2.18%
Google, Inc., Class A1	2,500	1,509	1.91
Microsoft Corp.	42,300	1,159	1.46
Oracle Corp.	36,800	1,125	1.42
Broadcom Corp., Class A1	26,900	997	1.26
Jack Henry & Associates, Inc.	33,100	958	1.21
QUALCOMM, Inc.	14,600	800	1.01
Maxim Integrated Products, Inc.	31,100	714	0.90
Visa, Inc., Class A	7,900	676	0.85
Microchip Technology, Inc.	19,100	645	0.82
TE Connectivity Ltd.	16,000	551	0.70
Apple, Inc.1	1,300	508	0.64
KLA-Tencor Corp.	11,700	466	0.59
SAP AG (ADR)1	5,600	349	0.44
Nintendo Co. Ltd. (ADR)	16,700	333	0.42
First Solar, Inc.1	2,400	284	0.36
Accenture PLC, Class A	3,000	177	0.22
Genpact Ltd.1	7,700	127	0.16
Juniper Networks, Inc.1	3,900	91	0.12
National Instruments Corp.	3,200	83	0.11

		13,280	16.78

Industrials - 15.82%
United Technologies Corp.	15,600	1,292	1.63
3M Co.	14,200	1,237	1.56
Danaher Corp.	23,100	1,135	1.43
Illinois Tool Works, Inc.	22,700	1,131	1.43
General Electric Co.	60,600	1,085	1.37
Iron Mountain, Inc.	34,200	1,082	1.37
Emerson Electric Co.	18,300	898	1.13
The Boeing Co.	11,700	825	1.04
Norfolk Southern Corp.	10,200	772	0.98
Nielsen Holdings NV1	24,000	719	0.91
FedEx Corp.	6,800	591	0.75
Republic Services, Inc.	18,800	546	0.69
Jacobs Engineering Group, Inc.1	11,500	450	0.57
United Parcel Service, Inc., Class B	5,900	408	0.52
Union Pacific Corp.	3,400	348	0.44

		12,519	15.82

Consumer Discretionary - 13.41%
Target Corp.	32,200	1,658	2.10
Comcast Corp., Class A	65,600	1,576	1.99
The Home Depot, Inc.	34,500	1,205	1.52
Urban Outfitters, Inc.1	34,300	1,116	1.41
Lowe's Cos., Inc.	44,700	965	1.22
Tiffany & Co.	12,100	963	1.22
The Walt Disney Co.	16,000	618	0.78
Stanley Black & Decker, Inc.	7,000	460	0.58
Scripps Networks Interactive, Inc., Class A	8,600	398	0.50
Coach, Inc.	5,000	323	0.41
Time Warner Cable, Inc.	3,400	249	0.32
Best Buy Co., Inc.	8,000	221	0.28
Omnicom Group, Inc.	4,600	216	0.27
NIKE, Inc., Class B	2,300	207	0.26
Nordstrom, Inc.	3,800	191	0.24
The New York Times Co., Class A1	14,500	124	0.16
Strayer Education, Inc.	1,000	122	0.15

		10,612	13.41

Energy - 13.36%
Cenovus Energy, Inc.	44,500	1,707	2.16
Schlumberger Ltd.	18,500	1,672	2.11
Noble Energy, Inc.	12,100	1,206	1.52
Royal Dutch Shell PLC, Class B (ADR)	15,000	1,105	1.39
Chevron Corp.	9,500	988	1.25
Royal Dutch Shell PLC, Class A (ADR)	12,900	949	1.20
Encana Corp.	27,800	814	1.03
Halliburton Co.	9,800	536	0.68
EOG Resources, Inc.	5,100	520	0.66
Weatherford International Ltd.1	20,800	456	0.58
Exxon Mobil Corp.	5,300	423	0.53
Imperial Oil Ltd.	4,500	198	0.25

		10,574	13.36

Financials - 9.54%
JPMorgan Chase & Co.	40,800	1,650	2.09
The Charles Schwab Corp.	98,500	1,471	1.86
The Goldman Sachs Group, Inc.	10,100	1,363	1.72
BB&T Corp.	34,800	894	1.13
The Allstate Corp.	30,600	848	1.07
The Progressive Corp.	18,200	358	0.45
Ace Ltd.	5,100	342	0.43
Aon Corp.	4,400	212	0.27
Marsh & McLennan Cos., Inc.	7,100	209	0.26
The Bank of New York Mellon Corp.	8,100	203	0.26

		7,550	9.54

Health Care - 9.17%
Shire PLC	15,300	1,591	2.01
Allergan, Inc.	14,600	1,187	1.50
Bristol-Myers Squibb Co.	35,000	1,003	1.27
Cerner Corp.1	12,200	811	1.02
UnitedHealth Group, Inc.	14,600	725	0.92
Seattle Genetics, Inc.1	37,400	637	0.80
Merck & Co., Inc.	13,000	444	0.56
Pfizer, Inc.	18,700	360	0.45
Novo Nordisk A/S	2,400	293	0.37
Human Genome Sciences, Inc.1	10,100	212	0.27

		7,263	9.17

Materials - 8.15%
Monsanto Co.	17,700	1,301	1.64
Allegheny Technologies, Inc.	20,200	1,175	1.49
Air Products & Chemicals, Inc.	10,800	958	1.21
Barrick Gold Corp.	19,300	918	1.16
Ecolab, Inc.	12,100	605	0.76
Vulcan Materials Co.	15,000	514	0.65
Rio Tinto PLC	7,100	504	0.64
Nucor Corp.	12,200	475	0.60

		6,450	8.15

Consumer Staples - 5.83%
PepsiCo, Inc.	16,500	1,057	1.33
Kraft Foods, Inc., Class A	26,900	925	1.17
Nestle SA (ADR)	9,700	618	0.78
Avon Products, Inc.	19,800	519	0.65
Philip Morris International, Inc.	7,200	513	0.65
Colgate-Palmolive Co.	5,500	464	0.59
Costco Wholesale Corp.	2,800	219	0.28
The Procter & Gamble Co.	2,700	166	0.21
General Mills, Inc.	3,700	138	0.17

		4,619	5.83

Telecommunication Services - 1.54%
American Tower Corp., Class A1	19,700	1,035	1.31
Verizon Communications, Inc.	5,300	187	0.23

		1,222	1.54

Utilities - 1.54%
PG&E Corp.	12,300	509	0.64
National Grid PLC	7,800	384	0.49
Edison International	8,500	324	0.41

		1,217	1.54

Total Common Stocks (cost: $71,493)		75,306	95.14

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 4.68%
General Electric Co., 0.05%, 08/01/112	$1,800	1,800	2.28
Jupiter Securitization Co. LLC, 0.08%, 08/01/112	500	500	0.63
Mcdonald's Corp., 0.06%, 08/19/112	300	300	0.38
Netjets, Inc., 0.08%, 08/04/112	1,100	1,100	1.39

Total short-term securities (cost: $3,700)		3,700	4.68

Total investment securities (cost: $75,193)		$79,006	99.82
Other assets less liabilities		145	0.18

Net assets		$79,151	100.00%

1			Non-income producing security.
2			Zero coupon bond; interest rate represents current yield to maturity.

ADR – American Depositary Receipts

Valuation disclosures

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of July 31, 2011 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$227,699	$–	$227,699
Short-term investments	–	22,090	–	22,090
Total investments	$–	$249,789	$–	$249,789

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$106,240	$–	$106,240
Short-term investments	–	33,735	–	33,735
Total investments	$–	$139,975	$–	$139,975

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$137,260	$–	$137,260
Short-term investments	–	20,600	–	20,600
Total investments	$–	$157,860	$–	$157,860

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$46,213	$–	$46,213
Short-term investments	–	27,755	–	27,755
Total investments	$–	$73,968	$–	$73,968

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$124,072	$–	$124,072
Mortgage-backed obligations	–	58,961	–	58,961
Corporate bonds & notes	–	67,185	–	67,185
Municipals	–	2,702	–	2,702
Government agency bonds & notes outside the U.S.	–	1,257	–	1,257
Asset-backed obligations	–	1,187	–	1,187
Short-term investments	–	17,947	–	17,947
Total investments	$–	$273,311	$–	$273,311

Capital Global Equity Fund
Common Stocks	$81,363	$–	$–	$81,363
Short-term investments	–	10,149	–	10,149
Total investments	$81,363	$10,149	$–	$91,512

Capital Non-U.S. Equity Fund
Common Stocks	$46,873	$–	$–	$46,873
Short-term investments	–	3,851	–	3,851
Total investments	$46,873	$3,851	$–	$50,724

Capital U.S. Equity Fund
Common Stocks	$75,306	$–	$–	$75,306
Short-term investments	–	3,700	–	3,700
Total investments	$75,306	$3,700	$–	$79,006

At July 31, 2011, there were no significant transfers between Level 1 and Level 2.  There were no Level 3 securities held in the Funds during the period ended July 31, 2011.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2011 were as follows (dollars in thousands):

Fund	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Capital Core Municipal Fund	$244,301	$5,674	$(186)	$5,488
Capital Short-Term Municipal Fund	137,821	2,181	(27)	2,154
Capital California Core Municipal Fund	155,343	2,731	(214)	2,517
Capital California Short-Term Municipal Fund	73,251	733	(16)	717
Capital Core Bond Fund	267,210	6,177	(76)	6,101
Capital Global Equity Fund	92,729	2,314	(3,531)	(1,217)
Capital Non-U.S. Equity Fund	50,630	1,560	(1,466)	94
Capital U.S. Equity Fund	75,193	7,800	(3,987)	3,813

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: September 28, 2011

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 28, 2011